Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,254,021,429.53	79,887	56.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$411,540,000.00	0.262750%	July 15, 2021
Class A-2 Notes	$685,900,000.00	0.50%	February 15, 2023
Class A-3 Notes	$686,130,000.00	0.56%	October 15, 2024
Class A-4 Notes	$216,800,000.00	0.79%	November 15, 2025
Class B Notes	$63,160,000.00	1.19%	January 15, 2026
Class C Notes	$42,120,000.00	2.04%	December 15, 2026

Total	$2,105,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,655,457.31

Principal:
Principal Collections	$51,702,689.00
Prepayments in Full	$47,637,091.17
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$99,339,780.17
Collections	$104,995,237.48

Purchase Amounts:
Purchase Amounts Related to Principal	$1,624,345.40
Purchase Amounts Related to Interest	$2,161.01
Sub Total	$1,626,506.41

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$106,621,743.89

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	1
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$106,621,743.89
Servicing Fee	$1,878,351.19	$1,878,351.19	$0.00	$0.00	$104,743,392.70
Interest - Class A-1 Notes	$78,095.43	$78,095.43	$0.00	$0.00	$104,665,297.27
Interest - Class A-2 Notes	$247,686.11	$247,686.11	$0.00	$0.00	$104,417,611.16
Interest - Class A-3 Notes	$277,501.47	$277,501.47	$0.00	$0.00	$104,140,109.69
Interest - Class A-4 Notes	$123,696.44	$123,696.44	$0.00	$0.00	$104,016,413.25
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$104,016,413.25
Interest - Class B Notes	$54,282.51	$54,282.51	$0.00	$0.00	$103,962,130.74
Second Priority Principal Payment	$53,872,601.85	$53,872,601.85	$0.00	$0.00	$50,089,528.89
Interest - Class C Notes	$62,056.80	$62,056.80	$0.00	$0.00	$50,027,472.09
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$50,027,472.09
Regular Principal Payment	$357,667,398.15	$50,027,472.09	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$106,621,743.89

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$53,872,601.85
Regular Principal Payment					$50,027,472.09
Total					$103,900,073.94
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$103,900,073.94	$252.47	$78,095.43	$0.19	$103,978,169.37	$252.66
Class A-2 Notes	$0.00	$0.00	$247,686.11	$0.36	$247,686.11	$0.36
Class A-3 Notes	$0.00	$0.00	$277,501.47	$0.40	$277,501.47	$0.40
Class A-4 Notes	$0.00	$0.00	$123,696.44	$0.57	$123,696.44	$0.57
Class B Notes	$0.00	$0.00	$54,282.51	$0.86	$54,282.51	$0.86
Class C Notes	$0.00	$0.00	$62,056.80	$1.47	$62,056.80	$1.47
Total	$103,900,073.94	$49.34	$843,318.76	$0.40	$104,743,392.70	$49.74

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$411,540,000.00	1.0000000	$307,639,926.06	0.7475335
Class A-2 Notes	$685,900,000.00	1.0000000	$685,900,000.00	1.0000000
Class A-3 Notes	$686,130,000.00	1.0000000	$686,130,000.00	1.0000000
Class A-4 Notes	$216,800,000.00	1.0000000	$216,800,000.00	1.0000000
Class B Notes	$63,160,000.00	1.0000000	$63,160,000.00	1.0000000
Class C Notes	$42,120,000.00	1.0000000	$42,120,000.00	1.0000000
Total	$2,105,650,000.00	1.0000000	$2,001,749,926.06	0.9506565

Pool Information
Weighted Average APR	2.925%	2.865%
Weighted Average Remaining Term	56.30	55.46
Number of Receivables Outstanding	79,887	77,568
Pool Balance	$2,254,021,429.53	$2,153,056,632.10
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$2,105,656,563.15	$2,009,657,398.15
Pool Factor	1.0000000	0.9552068

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$21,056,565.63
Yield Supplement Overcollateralization Amount	$143,399,233.95
Targeted Overcollateralization Amount	$196,751,649.06
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$151,306,706.04

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$21,056,565.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$21,056,565.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$21,056,565.63

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	1
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		129	$671.86
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$671.86
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0004%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0004%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		129	$671.86
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$671.86
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0000%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5.21
Average Net Loss for Receivables that have experienced a Realized Loss			$5.21

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.17%	149	$3,692,387.19
61-90 Days Delinquent	0.00%	0	$0.00
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.17%	149	$3,692,387.19

Repossession Inventory:
Repossessed in the Current Collection Period		0	$0.00
Total Repossessed Inventory		1	$55,843.85

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0000%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0000%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	1

IX. CREDIT RISK RETENTION

The fair value of the Notes and the Residual Interest on the Closing Date is summarized below.

	Fair Value	Fair Value
	(in millions)	(as a percentage)
Class A Notes	$2,000.4	88.9%
Class B Notes	$63.20	2.8
Class C Notes	$42.1	1.9
Residual Interest	$145.70	6.5

Total	$2,251.30	100.0%

The Depositor must retain a Residual Interest with a fair value of at least 5% of the aggregate value of the Notes and Residual Interest, or $112.6M, according to Regulation RR.

X. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer